Long-Term Debt and Warrants - Summary of Convertible Notes and Company Warrants - Additional Information (Parenthetical) (Details) - Common Class A [Member] - Warrant [Member]	Dec. 31, 2023 shares
Debt Instrument [Line Items]
Warrants purchased	1,500,000
JMCM Holdings LLC [Member]
Debt Instrument [Line Items]
Warrants purchased	1,500,000